Prepaid Expenses and Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Other Accounts Receivable and Prepaid Expenses [Abstract]
Summary of prepaid expenses and other accounts receivable
	December 31,
	2018	2017
Government departments	$12,318	$16,494
Employees	426	619
Prepaid expenses and advances to suppliers	25,161	26,597
Restricted deposits	408	11
Related Parties	197	273
Receivables in respect of an embedded derivative transaction	354	-
Other	1,533	910
Total	$40,397	$44,904